CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Condensed Income Statements, Captions
General and administrative expenses	$ 63,580	$ 80,241	$ 69,982
Loss from operations	93,013	74,544	87,245
Interest income	12,394	12,698	14,131
Foreign exchange gains	6,363	1,789	(6,219)
Income before income taxes	118,462	99,627	109,892
Income tax expenses	11,390	16,634	20,554
Net income	106,931	83,182	89,709
Other comprehensive income, net of tax of nil
Translation adjustment	(99,719)	(46,590)	96,577
Comprehensive income	7,353	36,403	185,915
Parent Company
Condensed Income Statements, Captions
General and administrative expenses	7,219	17,223	21,090
Loss from operations	(7,219)	(17,223)	(21,090)
Interest income	14	0	117
Foreign exchange gains	1,409	197	1,532
Share of net income of subsidiaries	112,727	100,208	109,150
Income before income taxes	106,931	83,182	89,709
Income tax expenses	0	0	0
Net income	106,931	83,182	89,709
Other comprehensive income, net of tax of nil
Translation adjustment	(99,763)	(45,469)	96,331
Comprehensive income	$ 7,168	$ 37,713	$ 186,040